Subsequent Events (Details) - USD ($)																																										3 Months Ended		12 Months Ended
	Jul. 15, 2026	May 11, 2026	May 05, 2026	Apr. 30, 2026	Apr. 20, 2026	Mar. 30, 2026	Feb. 02, 2026	Jan. 27, 2026	Jan. 22, 2026	Jan. 14, 2026	Dec. 02, 2025	Nov. 10, 2025	Oct. 03, 2025	Oct. 02, 2025	Sep. 26, 2025	Sep. 17, 2025	Sep. 10, 2025	Sep. 03, 2025	Jul. 29, 2025	Jul. 23, 2025	Jul. 16, 2025	Jul. 11, 2025	Jul. 01, 2025	Jun. 18, 2025	Jun. 04, 2025	May 29, 2025	May 12, 2025	May 08, 2025	Apr. 22, 2025	Apr. 16, 2025	Apr. 09, 2025	Apr. 01, 2025	Mar. 27, 2025	Mar. 04, 2025	Dec. 31, 2024	Dec. 17, 2024	Dec. 04, 2024	Sep. 19, 2024	Jun. 03, 2024	Apr. 18, 2024	Apr. 10, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 08, 2026
Subsequent Events [Line Items]
Net proceeds																																									$ 150,000	$ 350,000	$ 305,000	$ 630,000	$ 335,000
Prepaid interest												$ 14,766	$ 14,766						$ 21,621
Repayments								$ 45,016				37,816	37,816						51,061																							201,347	$ 111,418	584,135	$ 941,660
Net proceeds								$ 125,000	$ 200,000			$ 100,000	$ 100,000						$ 125,000
Undocumented advances																																												319,840
Convertible Note [Member]
Subsequent Events [Line Items]
Maturity date										Jan. 14, 2027
Fixed conversion price (in Dollars per share)										$ 3
Accrued interest rate										12.00%
Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Fixed conversion price (in Dollars per share)							$ 4.25		$ 6.07
Debt Instrument, Increase, Accrued Interest																																										$ 0		$ 34,452
Accrued interest rate									12.00%
Promissory Note [Member]
Subsequent Events [Line Items]
Maturity date								Nov. 15, 2026				Aug. 30, 2026	Aug. 15, 2026						May 30, 2026
Aggregate principal amount								$ 151,800
Subsequent Event [Member] | Five-year warrant [Member] | Director [Member]
Subsequent Events [Line Items]
Warrant purchase (in Shares)										8,333
Subsequent Event [Member] | Convertible Note [Member] | Director [Member]
Subsequent Events [Line Items]
Convertible note payable principal										$ 25,000
Percentage of interest rate										12.00%
Maturity date										Jan. 14, 2027
Fixed conversion price (in Dollars per share)										$ 3
Net proceeds										$ 25,000
Investor [Member] | Promissory Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Fixed conversion price (in Dollars per share)								$ 35
Number of months required to payment	4 months
Monthly payments	$ 21,252
Investor [Member] | Subsequent Event [Member] | Five-year warrant [Member]
Subsequent Events [Line Items]
Warrant purchase (in Shares)										8,333
Exercise price per share (in Dollars per share)										$ 3
Investor [Member] | Subsequent Event [Member] | Convertible Note [Member]
Subsequent Events [Line Items]
Percentage of interest rate										12.00%
Maturity date										Jan. 14, 2027
Fixed conversion price (in Dollars per share)										$ 3
Net proceeds										$ 25,000
Fees										25,000
Investor [Member] | Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Percentage of interest rate									12.00%
Fixed conversion price (in Dollars per share)									$ 6.15
Net proceeds									$ 200,000
Exercise price per share (in Dollars per share)									$ 6.07
Principal amount									$ 240,000
Original issue discount									$ 40,000
Discount to market price									20.00%
Warrants to purchase shares (in Shares)									32,249
Investor [Member] | Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Maturity date								Nov. 15, 2026
Principal amount								$ 151,800																																						$ 50,000
Prepaid interest								18,216
Repayments								170,016
Net proceeds								25,000
Original issue discount								19,800
Processing fee								7,000
Monthly payments								$ 85,008
Dr. Michael Dent [Member]
Subsequent Events [Line Items]
Percentage of interest rate																																	12.00%
Net proceeds											$ 80,000			$ 34,000	$ 26,000	$ 45,000	$ 54,000	$ 15,000		$ 30,000	$ 40,000	$ 50,000	$ 70,000	$ 30,000	$ 70,000	$ 35,000	$ 50,000	$ 100,000	$ 65,000	$ 15,000	$ 100,000	$ 20,000	$ 65,000	$ 50,000	$ 120,000	$ 70,000	$ 25,000	$ 855,000	$ 950,000	$ 50,000
Exercise price per share (in Dollars per share)																																						$ 4.86
Advanced amount						$ 50,000				$ 20,000
Dr. Michael Dent [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Undocumented advances							$ 339,840
Accrued compensation liabilities							300,600
Dr. Michael Dent [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Advanced amount		$ 60,000	$ 90,000	$ 50,000	$ 30,000	$ 50,000
Dr. Michael Dent [Member] | Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Convertible note payable principal							$ 4,338,192
Maturity date							Feb. 02, 2029
Fixed conversion price (in Dollars per share)							$ 4.25
Debt Instrument, Increase, Accrued Interest							$ 737,180
Undocumented advances							339,840
Accrued compensation liabilities							300,600
Aggregate principal amount							$ 5,715,812
Accrued interest rate							12.00%
Common Stock [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)																																			$ 16										$ 16
Common Stock [Member] | Subsequent Event [Member] | Director [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)										$ 3